Administrative expenses	12 Months Ended
Dec. 31, 2020
Disclosure Of Administrative expenses [Abstract]
Disclosure of general and administrative expense [text block]

Note 13     Administrative expenses

Amounts in US$ ‘000	2020	2019	2018
Staff costs (Note 11)	27,708	29,688	27,378
Share-based payment (Note 11)	7,676	2,252	4,046
Consultant fees (a)	8,570	18,685	7,427
Office expenses	1,525	1,386	3,021
Travel expenses	939	4,867	4,519
Director’s fees and allowance (Note 11)	2,094	3,266	2,876
Communication and IT costs	2,937	2,928	2,395
Allocation to joint operations	(6,720)	(8,008)	(7,774)
Other administrative expenses	5,586	5,754	8,186
	50,315	60,818	52,074

(a)	The increase in consultant fees in 2019 is explained mainly by legal and other advisory services related to new business efforts.